Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2013 item	Apr. 30, 2012	Jan. 31, 2013 item	Jan. 31, 2012 item	Jan. 31, 2011
Operating leases
Rent expense	$ 500,000	$ 200,000	$ 1,600,000	$ 400,000	$ 1,500,000
Future minimum lease payments under operating leases
2014 (remaining nine months)	1,536,000
2014			1,924,000
2015	1,922,000		1,717,000
2016	1,905,000		1,695,000
2017	1,662,000		1,626,000
2018	1,505,000		1,505,000
Thereafter	5,994,000		5,994,000
Total minimum lease payments	14,524,000		14,461,000
Legal
Number of pending or threatened legal actions or proceedings	0		0	0
Insurance and Self-insurance reserves
Insurance liabilities	$ 100,000		$ 200,000